Dec. 31, 2016
Wright Major Blue Chip Equities Fund
Wright Major Blue Chip Equities Fund

The Trustees of the above-listed trusts (the “Trusts”) have voted to liquidate and terminate each of the above-listed funds (the “Funds”) effective on or about April 30, 2018 (the “Liquidation Date”). Based upon a recommendation of the Funds’ investment adviser (the “Adviser”), the Board of each Trust approved the liquidation  of the Funds  based on market conditions and economic factors adversely affecting the ability of the Funds to conduct their business operations in an economically efficient manner, and the Board of each Trust concluded that it is in the best interest of the Funds and their shareholders to liquidate and dissolve the Funds.

Prior to the Liquidation Date, shareholders may continue to redeem their shares at their net asset value in accordance with the procedures set forth in the Prospectus.  All shares that are not redeemed prior to the Liquidation Date will involuntarily be redeemed at their net asset value on that date without any approval or action of shareholders.

In anticipation of the liquidation, each Fund will stop accepting purchases into the Fund as of the date of this Supplement. However, shares will continue to be sold to existing shareholders that have elected to reinvest dividends until immediately prior to the Liquidation Date.

Further, in connection with winding up each Fund’s affairs and liquidating all of its assets, each Fund anticipates that it will depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments.

On the Liquidation Date, each Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the particular Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter such Fund will be terminated and dissolved.

As is the case with any redemption of Fund shares, these liquidation proceeds will generally be subject to federal and, as applicable, state and local income taxes if the redeemed shares are held in a taxable account and the liquidation proceeds exceed your adjusted basis in the shares redeemed.  If the redeemed shares are held in a qualified retirement account such as an individual retirement account (IRA), 401(k) account and 403(b) account, the liquidation proceeds may not be subject to current income taxation under certain conditions.  You should consult your tax adviser to discuss the Funds’ liquidation and determine its federal, state and/or local income tax consequences that are relevant to your specific situation.

For more information, please contact a Fund customer service representative at (800) 555-0644 (toll free).